OTHER LOSSES - NET (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LOSSES - NET [abstract]
Schedule of other losses - net
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Loss on disposal of fixed assets - net	(77,026)	(93,914)	(103,560)
Interest income from banks	18,974	25,209	24,736
Government grants	13,272	15,223	22,492
Dividend income from FVOCI(2017: AFS)	6,473	6,473	7,047
Income from compensation	295	2,176	1,092
Impairment of fixed assets(Note 6)	(11,185)	(10,364)	(20,697)
Impairment of trade receivables (Note 19)	(5,904)	-	-
Unwinding of interest accrued on long-term receivable	2,868	4,080	3,749
Income from disposal of subsidiaries	-	81	-
Renovation cost for the separation and transfer of facilities	-	(65,735)	-
Others	3,756	8,158	36,045
	(48,477)	(108,613)	(29,096)